As filed with the Securities and Exchange Commission on August 24, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-21168

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: July 1, 2016 to June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

NPX Proxy Voting Record

Registrant : Neuberger Berman Intermediate Municipal Fund Inc.

Fund Name : Neuberger Berman Intermediate Municipal Fund Inc.

07/01/2016 - 06/30/2017

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745145J78	03/30/2017		Take No Action
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745145ZB1	11/30/2016		Take No Action
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Nuveen California Enhanced Quality Municipal Fund
	Ticker	Security ID:	Meeting Date		Meeting Status
	NAC	CUSIP 67066Y865	09/12/2016		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Judith M. Stockdale	Mgmt	For	For	For
	1.2	Elect Carole E. Stone	Mgmt	For	For	For
	1.3	Elect Margaret L. Wolff	Mgmt	For	For	For
	1.4	Elect William C. Hunter	Mgmt	For	For	For
	1.5	Elect William J. Schneider	Mgmt	For	For	For
	2	Reorganizations into the California Dividend Advantage Municipal Fund	Mgmt	For	For	For
	3	Issuance of Common Stock	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: August 24, 2017